Borrowings (Tables)	12 Months Ended
Jun. 30, 2026
Borrowings
Schedule of fair value of groups borrowings
	Book value		Fair value
	06.30.2026	06.30.2025	06.30.2026	06.30.2025
Non-convertible notes	979,396	841,925	1,022,315	846,094
Bank loans and others	430	6,138	430	6,138
Bank overdrafts	21,151	8,965	21,151	8,965
Other borrowings	2,071	3,386	2,071	3,386
Loans with non-controlling interests	3,651	3,811	3,651	3,811
Total borrowings	1,006,699	864,225	1,049,618	868,394
Non-current	830,987	680,816
Current	175,712	183,409
Total	1,006,699	864,225

Schedule of maturity of the group borrowings
	06.30.2026	06.30.2025
Capital
Less than 1 year	155,731	164,602
Between 1 and 2 years	71,092	65,942
Between 2 and 3 years	13	77,024
Between 3 and 4 years	75,831	-
Between 4 and 5 years	-	82,084
Later than 5 years	683,254	454,303
	985,921	843,955
Interest
Less than 1 year	19,981	18,807
Between 1 and 2 years	797	657
Between 2 and 3 years	-	806
	20,778	20,270
	1,006,699	864,225

Schedule of reconciliation of borrowings
	06.30.2026	06.30.2025
Balance at the beginning of the year	864,225	682,868
Borrowings	382,804	498,602
Payment of borrowings	(152,642)	(245,861)
Collection / (payment) of short term loans, net	10,699	(17,758)
Interests paid	(70,840)	(63,889)
Accrued interests	75,021	52,572
Incorporation by business combination (i)	200	-
Cumulative translation adjustment and exchange differences, net	(146,324)	91,081
Inflation adjustment	36,770	(132,201)
Reclassifications and other movements	6,786	(1,189)
Balance at the end of the year	1,006,699	864,225

Schedule of breakdown of groups borrowing by type of fixed-rate and floating-rate
	06.30.2026
Rate per currency	Argentine Peso	Uruguayan Peso	Total
Fixed rate:
Argentine Peso	21,581	-	21,581
US Dollar	982,987	2,131	985,118
Subtotal fixed-rate borrowings	1,004,568	2,131	1,006,699
Total borrowings as per analysis	1,004,568	2,131	1,006,699
Total borrowings as per Statement of Financial Position	1,004,568	2,131	1,006,699
	06.30.2025
Rate per currency	Argentine Peso	Uruguayan Peso	Total
Fixed rate:
Argentine Peso	15,103	-	15,103
US Dollar	846,878	2,244	849,122
Subtotal fixed-rate borrowings	861,981	2,244	864,225
Total borrowings as per analysis	861,981	2,244	864,225
Total borrowings as per Statement of Financial Position	861,981	2,244	864,225

Summary of debt issuances made by the group
Entity	Class	Issuance / expansion date	Amount in original currency	Maturity date	Interest rate	Principal payment	Interest payment
IRSA	Series XXII	oct-24	USD 15.80	10/23/2027	5.75%	At maturity	Semi-annually
IRSA	Series XXIII	oct-24	USD 51.47	10/23/2029	7.25%	At maturity	Semi-annually
IRSA	Series XXIV	mar-25	USD 480.45	3/31/2035	8.00%	33% march-33 - 33% march-34 and 34% march-35	Semi-annually
IRSA	Series XXV	jun-26	USD 50.00	6/8/2027	3.75%	At maturity	Semi-annually